Related Parties (Details) - Cukierman and Co. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Retainer fee	$ 12	$ 76	$ 76
Total	$ 12	$ 76	$ 76